SCHEDULE OF COMMON SHARES ISSUED (Details) - USD ($)																											3 Months Ended				12 Months Ended
		Dec. 31, 2025	Dec. 30, 2025	Dec. 06, 2025	Oct. 30, 2025	Oct. 29, 2025	Sep. 30, 2025	Sep. 29, 2025	Sep. 23, 2025	Sep. 09, 2025	Sep. 02, 2025		Aug. 25, 2025		Aug. 01, 2025	Jul. 01, 2025	Jun. 09, 2025	Jun. 02, 2025	Apr. 22, 2025	Mar. 18, 2025	Jan. 17, 2025	Jan. 16, 2025	Dec. 24, 2024	Nov. 29, 2024	Oct. 31, 2024	Sep. 24, 2024	Dec. 31, 2025		Dec. 31, 2024		Sep. 30, 2025		Sep. 30, 2024		Aug. 21, 2025
Debt Securities, Available-for-Sale [Line Items]
Transaction Description																Bitcoin-related asset transaction with a total transaction value of $55.0 million
Share price															$ 0.23
Shares issued during period		416,667	8,333,333				1,459,388	29,187,764
Sale of stock, consideration received on transaction		$ 2,000,000	$ 2,000,000				$ 13,382,030	$ 13,382,030
Common Stock issued for cash, shares					8,333,333										3,683,333																1,459,388
Shares issued,value									$ 100						$ 856,743												$ 2,000,000		$ 1,382,844		$ 13,382,030		$ 1,897,113
Stock issued during the period, other																											$ 16,177,500		$ 2,000,000		36,390,443		$ 4,499,999
Proceeds from issuance of warrants																															$ 9,999,224
Shares, Issued							7,880,438																								7,880,438
Share based compensation granted shares																			200,000				800,000
Share based compensation																			$ 641,879
Shares issued during period, shares							184,167	3,683,333																							184,167
Stock issued during the period acquisitions							$ 856,745	$ 856,745																							$ 1,660,464
Subsequent Event [Member]
Debt Securities, Available-for-Sale [Line Items]
Shares issued during period				1,000,000
Common Stock issued for cash, shares					8,333,333
Private Placement [Member]
Debt Securities, Available-for-Sale [Line Items]
Convertible bond																																			$ 4,000,000
Share price													$ 0.25	[1]																					$ 0.24
Shares issued during period		3,595,000	71,900,000				7,880,438	157,608,769									6,000,000	6,000,000		19,457,618				1,396,813	1,396,813	3,508,769
Sale of stock, consideration received on transaction		$ 16,177,500	$ 16,177,500				$ 36,390,443	$ 36,390,443
Payables	[1]												$ 55,000,000
Proceeds from issuance of warrants																		$ 1,067,944
Common Stock Issued On August Two Thousand Twenty Five [Member]
Debt Securities, Available-for-Sale [Line Items]
Transaction Description																											Convertible Note Purchase Agreement (From 8-K filed August 26, 2025, Form 8-K filed on November 12, 2025)				Convertible Note Purchase Agreement (From 8-K filed August 26, 2025, Form 8-K filed on November 12, 2025)
Shares issued during period					8,333,333					8,333,333																	8,333,333				8,333,333
Sale of stock, consideration received on transaction																											$ 2,000,000				$ 1,999,962
Common Stock issued for cash, shares																															3,683,333
Shares issued,value																															$ 856,745
Common Stock Issued On August Two Thousand Twenty Five [Member] | Subsequent Event [Member]
Debt Securities, Available-for-Sale [Line Items]
Shares issued during period					8,333,333
Common Stock Issued On August Two Thousand Twenty Five [Member] | Private Placement [Member]
Debt Securities, Available-for-Sale [Line Items]
Transaction Description																											Securities Purchase Agreement (Form 8-K filed on August 27, 2025, Form 8-K/A filed on September 2, 2025)				Securities Purchase Agreement (Form 8-K filed on August 27, 2025, Form 8-K/A filed on September 2, 2025)	[1]
Shares issued during period																											71,900,000				148,100,000	[1]
Sale of stock, consideration received on transaction																											$ 16,177,500				$ 33,322,500	[1]
Common Stock Issued On August Two Thousand Twenty Five [Member] | Acquisitions [Member]
Debt Securities, Available-for-Sale [Line Items]
Transaction Description																															Business Cooperation Intent Agreement (Form 8-K filed on August 26, 2025)
Shares issued during period, shares																															3,683,333
Stock issued during the period acquisitions																															$ 856,745
Common Stock Issued On November Two Thousand Twenty Five [Member]
Debt Securities, Available-for-Sale [Line Items]
Transaction Description																											2025 Equity Incentive Plan (From S-8 filed November 21, 2025)
Shares issued during period																											7,279,400
Sale of stock, consideration received on transaction																											$ 1,163,976
Common Stock [Member]
Debt Securities, Available-for-Sale [Line Items]
Shares issued during period		363,970	7,279,400				50,000	1,000,000																			38,000,000
Sale of stock, consideration received on transaction		$ 1,163,976	$ 1,163,976				$ 641,879	$ 641,879
Common Stock issued for cash, shares																											416,667	[2]	69,841	[2]	1,459,388	[3]	64,432	[3]
Shares issued,value																											$ 4		$ 1		$ 15		$ 1
Stock issued during the period, other																											$ 36		$ 2		$ 79		$ 1
Shares issued during period, shares	[3]																														184,167
Stock issued during the period acquisitions																															$ 2
Common Stock [Member] | Private Placement [Member]
Debt Securities, Available-for-Sale [Line Items]
Common Stock issued for cash, shares	[1]										148,100,000		148,100,000
Shares issued,value	[1]												$ 37,025,000
Stock issued during the period, other						$ 71,900,000					$ 71,900,000	[1]
Common Stock [Member] | Private Placement [Member] | Maximum [Member]
Debt Securities, Available-for-Sale [Line Items]
Common Stock issued for cash, shares	[1]												220,000,000
Common Stock Issued On August Two Thousand Twenty Four [Member]
Debt Securities, Available-for-Sale [Line Items]
Transaction Description																															Convertible Note Purchase Agreement (Form 8-K filed on August 26, 2024, September 6, 2024, September 10, 2024 and Form S-1 filed on November 29, 2024)
Shares issued during period																															1,396,813
Sale of stock, consideration received on transaction																															$ 1,382,844
Common Stock Issued On December Two Thousand Twenty Four [Member]
Debt Securities, Available-for-Sale [Line Items]
Transaction Description																															Convertible Note and Warrant Purchase Agreement (Form 8-K filed on December 17, 2024, Form 8-K/A filed on January 23, 2025, Form 8-K filed on April 3, 2025)
Shares issued during period																															19,457,618
Sale of stock, consideration received on transaction																															$ 9,999,224
Warrant [Member]
Debt Securities, Available-for-Sale [Line Items]
Common Stock issued for cash, shares																					1,282,051	1,282,051
Shares, Issued							19,457,618																								19,457,618
Common Stock Issued On December Two Thousand Twenty Five [Member]
Debt Securities, Available-for-Sale [Line Items]
Transaction Description																															2024 Equity Incentive Plan (From S-8 filed December 6, 2025)
Shares issued during period																															1,000,000
Sale of stock, consideration received on transaction																															$ 641,879
Common Stock Issued On September Two Thousand Twenty Four [Member] | Private Placement [Member]
Debt Securities, Available-for-Sale [Line Items]
Transaction Description																															Purchase Agreement (Form 8-K filed on September 20, 2024 and Form S-1 filed on November 29, 2024)
Shares issued during period																										3,508,769					3,508,769
Sale of stock, consideration received on transaction																															$ 1,999,999
Common Stock Issued On June Two Thousand Twenty Five [Member] | Private Placement [Member]
Debt Securities, Available-for-Sale [Line Items]
Transaction Description																															Share Purchase Agreement (Form 8-K filed on June 5, 2025 and June 10, 2025)
Shares issued during period																															6,000,000
Sale of stock, consideration received on transaction																															$ 1,067,944

[1]	On July 1, 2025, the Company entered into a consulting agreement with a consulting firm providing for total professional fees of $
[2]	Corresponding retroactive adjustments have been made to all the data for the listed period to reflect the Reverse Stock Split.
[3]	On December 5, 2025, the Company effected a 1-for-20 reverse stock split (the “Reverse Stock Split”) of its issued and outstanding shares of common stock, par value $0.00001 per share. As a result of the Reverse Stock Split, the number of issued and outstanding shares of common stock was reduced from 196,514,084 shares to approximately 9,825,704 shares, retroactively adjusted for all periods presented.